Lease Liabilities (Details) - Schedule of Maturities of Lease Liabilities ¥ in Thousands	Sep. 30, 2024 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	¥ 4,575
2026	4,575
2027 and after	494
Total lease payments	9,644
Less: Interest	(703)
Present value of lease liabilities	8,941
Less current portion, record in current liabilities	(4,078)
Present value of lease liabilities, Total	¥ 4,863